Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: September 12, 2022

Payment Date	9/15/2022
Collection Period Start	8/1/2022
Collection Period End	8/31/2022
Interest Period Start	8/15/2022
Interest Period End	9/14/2022

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$136,723,840.18	$52,971,654.99	$83,752,185.19	0.229458	May-23
Class A-2 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Jun-25
Class A-3 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$1,670,793,840.18	$52,971,654.99	$1,617,822,185.19

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,787,278,886.66	$1,730,687,719.48	0.854320
YSOC Amount	$111,737,352.42	$108,117,840.23
Adjusted Pool Balance	$1,675,541,534.24	$1,622,569,879.25
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$136,723,840.18	1.40500%	ACT/360	$165,416.86
Class A-2 Notes	$663,190,000.00	2.71000%	30/360	$1,497,704.08
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$1,751,926.92
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$1,670,793,840.18			$4,021,139.36

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,787,278,886.66	$1,730,687,719.48
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,675,541,534.24	$1,622,569,879.25
Number of Receivable Outstanding	83,058	81,856
Weight Average Contract Rate	3.61%	3.61%
Weighted Average Remaining Term (months)	57	56

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$5,511,774.30
Principal Collections	$56,365,927.74
Liquidation Proceeds	$81,274.04
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$61,958,976.08
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$61,958,976.08

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,489,399.07	$1,489,399.07	$—	$—	$60,469,577.01
Interest - Class A-1 Notes	$165,416.86	$165,416.86	$—	$—	$60,304,160.15
Interest - Class A-2 Notes	$1,497,704.08	$1,497,704.08	$—	$—	$58,806,456.07
Interest - Class A-3 Notes	$1,751,926.92	$1,751,926.92	$—	$—	$57,054,529.15
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$56,637,509.48
First Allocation of Principal	$—	$—	$—	$—	$56,637,509.48
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$56,580,697.73
Second Allocation of Principal	$10,253,960.93	$10,253,960.93	$—	$—	$46,326,736.80
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$46,264,544.55
Third Allocation of Principal	$18,990,000.00	$18,990,000.00	$—	$—	$27,274,544.55
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$27,204,476.72
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$8,224,476.72
Reserve Account Deposit Amount	$—	$—	$—	$—	$8,224,476.72
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$3,476,782.66
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$3,476,782.66
Remaining Funds to Certificates	$3,476,782.66	$3,476,782.66	$—	$—	$—
Total	$61,958,976.08	$61,958,976.08	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$111,737,352.42
Increase/(Decrease)	$(3,619,512.19)
Ending YSOC Amount	$108,117,840.23

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,675,541,534.24	$1,622,569,879.25
Note Balance	$1,670,793,840.18	$1,617,822,185.19
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	12	$225,239.44
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	12	$81,274.04
Monthly Net Losses (Liquidation Proceeds)			$143,965.40
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.07%
Second Preceding Collection Period			0.12%
Preceding Collection Period			0.04%
Current Collection Period			0.10%
Four-Month Average Net Loss Ratio			0.08%
Cumulative Net Losses for All Periods			$512,056.45
Cumulative Net Loss Ratio			0.03%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.12%	72	$2,019,431.57
60-89 Days Delinquent	0.04%	22	$652,906.51
90-119 Days Delinquent	0.01%	5	$138,960.97
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.16%	99	$2,811,299.05

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$48,986.40
Total Repossessed Inventory		7	$169,120.90

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		27	$791,867.48
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.01%
Second Preceding Collection Period			0.02%
Preceding Collection Period			0.03%
Current Collection Period			0.05%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.71	0.10%	65	0.08%